1900 K Street, NW Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax www.dechert.com

Decmber 16, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Charles Schwab Family of Funds (File Nos. 33-31894 and 811-5954) Registration Statement on Form N-14

Ladies and Gentlemen:

Our client, The Charles Schwab Family of Funds (the “Trust”), is filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14. This Form N-14 is being filed in connection with the reorganization of the Schwab Investor Money Fund and Schwab Retirement Advantage Money Fund (the “Acquired Funds”), each a separate series of the Trust, with and into the Schwab Value Advantage Money Fund (“Acquiring Fund”), another series of the Trust, in exchange for Investor shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds.

No fees are required in connection with this filing. Please contact Douglas P. Dick at (202) 261-3305 or me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen